Preferred Stock - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Jun. 30, 2003 Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2010 Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2002 Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2010 Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2006 Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2010 Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2007 Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Mar. 31, 2013 Oneida Resources Corp
Redeemable convertible preferred stock, share issued					1,250,000		2,900,000				5,000,216			2,687,915	4,030,024
Proceeds from issuance of redeemable convertible preferred stock					$ 1,250,000		$ 2,828,322				$ 7,863,725			$ 5,274,886	$ 7,935,898
Offering costs	3,445,315										58,850			60,894	64,102
Preferred stock converted to common stock						450,000				2,173,451				1,896,116
Common stock issued in conversion of preferred stock																		2,773,492
Series A, Series B and Series C Preferred Stock, dividends percentage		8.00%	8.00%
Preferred stock, liquidation preference								6,755,992	6,459,992			8,936,955	8,475,905			15,141,345	14,205,340
Redemption price per share								$ 1.00				$ 1.58				$ 1.99
Common stock reserved for conversion of preferred stock								3,700,000				3,631,898				5,762,765
Aggregate proceeds from public offering of common stock that would result conversion of preferred stock, minimum		$ 20,000,000
Price per share of common stock that would result conversion of preferred stock				$ 5.00
Preferred stock, shares authorized																			10,000,000
Preferred stock, par value																			$ 0.0001